CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 29,065	$ 174,113
Inventory	34,049	88,957
Deferred tax assets	10,648	9,991
Prepaid tax	19,553
Due from related parties	139,123	81,039
Other receivables and deposits	48,357	45,373
Total Current Assets	280,795	399,473
Property and equipment, net	1,507,961	1,423,002
Total Assets	1,788,756	1,822,475
Current Liabilities
Accounts payable and accrued expenses	99,876	148,658
Due to related parties	622,113	678,668
Income tax payable		1,441
Other payables	6,701	52,862
Term loan payable-current portion	44,266	41,535
Total Current Liabilities	772,956	923,163
Term loan payable-long term	517,748	480,228
Total Liabilities	1,290,704	1,403,391
Equity
Preferred stock: 10,000,000 authorized; $0.00001 par value 0 and 0 shares issued and outstanding
Common stock: 500,000,000 authorized; $0.00001 par value 158,319,000 shares issued and outstanding	1,583	1,583
Additional paid-In capital	2,667,510	2,654,298
Accumulated deficit	(2,196,105)	(2,207,775)
Accumulated other comprehensive loss	(104,639)	(133,465)
Total Umatrin Holding Limited Stockholders' Equity	368,350	314,642
Non-controlling interest	129,702	104,443
Total Equity	498,052	419,084
Total Liabilities and Stockholders Equity	$ 1,788,756	$ 1,822,475